CURRENT ASSETS (Schedule of Composition) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Disclosure of financial assets [line items]
Finished products | ₪			₪ 44,183	₪ 32,690
Merchandise in transit | ₪			5,106	7,209
Total Inventories | ₪			₪ 49,289	₪ 39,899
US Dollars [Member]
Disclosure of financial assets [line items]
Finished products | $		$ 11,789
Merchandise in transit | $		1,362
Total Inventories | $	[1]	$ 13,151

[1]	Convenience Translation into US Dollars.